UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	December 31, 2008

Check here if Amendment  [ X ]; Amendment Number: 1
This Amendment (Check only one.):	[ X ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	       January 21, 2009
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	53

Form 13F information Table Value Total:	 196419


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4134    71850 SH       SOLE                    71850
Abbott Labs Com                COM              002824100     4831    90510 SH       SOLE                    90510
Air Prods & Chems Inc Com      COM              009158106     3447    68575 SH       SOLE                    68575
Alcoa Inc Com                  COM              013817101     2170   192760 SH       SOLE                   192760
American Express Co Com        COM              025816109     2084   112330 SH       SOLE                   112330
Amgen Inc Com                  COM              031162100     5347    92595 SH       SOLE                    92595
Apple Inc Com                  COM              037833100     2886    33810 SH       SOLE                    33810
Archer Daniels Midland Com     COM              039483102     4506   156285 SH       SOLE                   156285
Automatic Data Process Com     COM              053015103     5355   136130 SH       SOLE                   136130
Becton Dickinson & Co Com      COM              075887109     5164    75510 SH       SOLE                    75510
Caterpillar Inc Del Com        COM              149123101     3503    78425 SH       SOLE                    78425
Cisco Sys Inc Com              COM              17275R102     3746   229790 SH       SOLE                   229790
Coca-Cola Co Com               COM              191216100      740    16340 SH       SOLE                    16340
Costco Whsl Corp Com           COM              22160K105     3265    62200 SH       SOLE                    62200
Disney Walt Co Com             COM              254687106     4094   180410 SH       SOLE                   180410
Dow Chem Co Com                COM              260543103     1880   124555 SH       SOLE                   124555
Emerson Elec Co Com            COM              291011104     3937   107530 SH       SOLE                   107530
Exxon Mobil Corp Com           COM              30231G102     4762    59648 SH       SOLE                    59648
Fedex Corp Com                 COM              31428X106     3871    60350 SH       SOLE                    60350
Gannett Inc Com                COM              364730101     1772   221445 SH       SOLE                   221445
General Dynamics Corp Com      COM              369550108     4884    84800 SH       SOLE                    84800
General Elec Co Com            COM              369604103     2376   146666 SH       SOLE                   146666
Google Inc Cl A                COM              38259P508     2989     9715 SH       SOLE                     9715
Home Depot Inc Com             COM              437076102     4339   188470 SH       SOLE                   188470
Illinois Tool Wks Inc Com      COM              452308109     3987   113765 SH       SOLE                   113765
Ingersoll-Rand Company Cl A    COM              G4776G101     2275   131105 SH       SOLE                   131105
Intel Corp Com                 COM              458140100     3665   250000 SH       SOLE                   250000
International Bus Mach Com     COM              459200101     5032    59785 SH       SOLE                    59785
International Paper Co Com     COM              460146103     2039   172775 SH       SOLE                   172775
JP Morgan Chase & Co Com       COM              46625H100     2419    76733 SH       SOLE                    76733
Johnson & Johnson Com          COM              478160104     5640    94270 SH       SOLE                    94270
Kimberly Clark Corp Com        COM              494368103     4548    86235 SH       SOLE                    86235
McDonalds Corp Com             COM              580135101     5770    92785 SH       SOLE                    92785
McGraw-Hill Cos Inc            COM              580645109     2750   118600 SH       SOLE                   118600
Microsoft Corp Com             COM              594918104     3667   188610 SH       SOLE                   188610
Morgan Stanley Com             COM              617446448     2314   144280 SH       SOLE                   144280
Nucor Corp Com                 COM              670346105     4121    89200 SH       SOLE                    89200
Pepsico Inc Com                COM              713448108     4608    84140 SH       SOLE                    84140
Pfizer Inc Com                 COM              717081103     4158   234785 SH       SOLE                   234785
Procter & Gamble Co Com        COM              742718109     5543    89664 SH       SOLE                    89664
Qualcomm Inc Com               COM              747525103     5426   151430 SH       SOLE                   151430
Royal Dutch Shell Plc Spons AD COM              780259206      545    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108     2615    61775 SH       SOLE                    61775
Staples Inc Com                COM              855030102     4859   271150 SH       SOLE                   271150
Stryker Corp Com               COM              863667101     3657    91530 SH       SOLE                    91530
Time Warner Inc Com            COM              887317105     3047   302925 SH       SOLE                   302925
US Bancorp DE Com              COM              902973304     4554   182100 SH       SOLE                   182100
Unilever NV NY                 COM              904784709     4524   184260 SH       SOLE                   184260
Union Pac Corp Com             COM              907818108     4397    91990 SH       SOLE                    91990
Valero Energy Corp Com         COM              91913Y100      303    14000 SH       SOLE                    14000
Verizon Communications Com     COM              92343V104     4722   139281 SH       SOLE                   139281
Wal-Mart Stores Inc Com        COM              931142103     5336    95175 SH       SOLE                    95175
Walgreen Co Com                COM              931422109     3818   154750 SH       SOLE                   154750